Assets Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Assets Held for Sale [Abstract]
Assets-Held-for-Sale Reclassified to Other Intangibles	$ (1,400,000)
Assets Held-for-sale, Long Lived	5,224,000	4,886,000	5,517,000
Other Assets Held-for-sale	$ 1,366,000	$ 1,300,000	$ 3,400,000